Auditors' fees - Fees of the auditors (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Ernst and Young [member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 10.6	€ 11.6	€ 9.2
Services required by the law	0.3	0.0	0.1
Subtotal	10.8	11.6	9.3
Other services	0.4	0.6	0.6
Total	€ 11.3	€ 12.2	€ 9.9
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	94.00%	95.00%	93.00%
Services required by the law, percent of total (as a percent)	2.00%	0.00%	1.00%
Subtotal, percent of total (as a percent)	96.00%	95.00%	94.00%
Other services, percent of total (as a percent)	4.00%	5.00%	6.00%
Total (as a percent)	100.00%	100.00%	100.00%
Ernst and Young [member] | IFRS Parent Company [Member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 5.4	€ 7.1	€ 4.9
Services required by the law		€ 0.0	€ 0.0
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	48.00%	58.00%	49.00%
Services required by the law, percent of total (as a percent)		0.00%	0.00%
KPMG [member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 10.9	€ 11.4	€ 9.2
Services required by the law	0.5	0.3	0.5
Subtotal	11.4	11.7	9.7
Other services	0.1	0.1	0.1
Total	€ 11.5	€ 11.8	€ 9.8
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	95.00%	97.00%	94.00%
Services required by the law, percent of total (as a percent)	4.00%	3.00%	5.00%
Subtotal, percent of total (as a percent)	99.00%	99.00%	99.00%
Other services, percent of total (as a percent)	1.00%	1.00%	1.00%
Total (as a percent)	100.00%	100.00%	100.00%
KPMG [member] | IFRS Parent Company [Member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 6.3	€ 6.9	€ 5.4
Services required by the law	€ 0.3	€ 0.2	€ 0.2
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	55.00%	58.00%	55.00%
Services required by the law, percent of total (as a percent)	2.00%	2.00%	2.00%